OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
OPERATING SEGMENT INFORMATION
Schedule of Operating Segment information

	12/31/2018
		Generation
		Regime of
	Administration	operation	Regime of O&M	Transmission	Eliminations	Total
Net operating Revenue	261,355	15,140,448	2,293,531	8,386,516	(1,106,103)	24,975,747
Costs and Operating Expenses	(3,601,245)	(703,533)	(2,024,709)	(5,815,900)	1,106,103	(11,039,284)
Operating Result Before the Financial Result	(3,339,890)	14,436,915	268,822	2,570,616	—	13,936,463
Financial Result	2,166,025	(1,665,650)	(104,271)	(974,177)	—	(578,073)
Result of Equity Holdings	1,384,850	—	—	—	—	1,384,850
Income tax and social contributions	(853,448)	(1,027,967)	(182,140)	(420,163)	—	(2,483,718)
Period net earnings (losses) of continuous operations	(642,463)	11,743,298	(17,589)	1,176,276	—	12,259,522

	12/31/2017 (Reclassified)
		Generation
		Regime of
	Administration	operation	Regime of O&M	Transmission	Eliminations	Total
Net operating Revenue	215,936	18,070,002	1,843,804	10,126,304	(814,714)	29,441,332
Costs and Operating Expenses	(3,861,614)	(15,843,418)	(2,015,008)	(5,009,510)	814,714	(25,914,836)

Operating Result Before the Financial Result	(3,645,678)	2,226,584	(171,204)	5,116,794	—	3,526,496
Financial Result	1,046,195	(1,497,218)	(242,721)	(1,042,372)	—	(1,736,116)
Result of Equity Holdings	1,167,484	—	—	—	—	1,167,484
Income tax and social contributions	(1,081,294)	(188,195)	(41,453)	(718,086)	—	(2,029,028)
Period net earnings (losses) of continuous operations	(2,513,293)	541,171	(455,378)	3,356,336	—	928,836

	12/31/2016 (Reclassified)
		Generation
		Regime of
	Administration	operation	Regime of O&M	Transmission	Eliminations	Total
Net operating Revenue	177,405	15,787,475	1,512,360	33,543,714	(620,841)	50,400,113
Costs and Operating Expenses	(6,207,466)	(18,192,843)	(2,441,521)	(7,347,377)	620,841	(33,568,366)
Operating result before the financial result	(6,030,061)	(2,405,368)	(929,161)	26,196,337	—	16,831,747
Financial result	1,019,062	(1,743,807)	(619,292)	127,474	—	(1,216,563)
Result of Equity Holdings	3,201,248	—	—	—	—	3,201,248
Income tax and social contributions	(67,593)	532,531	165,617	(9,141,374)	—	(8,510,819)
Period net earnings (losses) of continuous operations	(1,877,344)	(3,616,644)	(1,382,836)	17,182,437	—	10,305,613

Schedule of Interest income and expense per segment

	12/31/2018
	Administration	Generation	Transmission	Eliminations	Total
Interest revenue	3,672,441	2,199	2,688	(1,034,721)	2,642,607
Interest expense	(1,515,798)	(1,346,891)	(852,916)	1,034,721	(2,680,884)
Total	2,156,643	(1,344,692)	(850,228)	—	(38,277)

	12/31/2017 (Reclassified)
	Administration	Generation	Transmission	Eliminations	Total
Interest revenue	3,406,499	17,797	22,642	(1,710,284)	1,736,654
Interest expense	(2,218,699)	(1,746,362)	(1,195,069)	1,710,284	(3,449,846)
Total	1,187,800	(1,728,565)	(1,172,427)	—	(1,713,192)

	12/31/2016 (Reclassified)
	Administration	Generation	Transmission	Eliminations	Total
Interest revenue	3,479,762	28,623	36,498	(1,772,552)	1,772,331
Interest expense	(2,613,556)	(1,744,244)	(1,101,056)	1,772,552	(3,686,304)
Total	866,206	(1,715,621)	(1,064,558)	—	(1,913,973)

Schedule of Income from external customers per segment

	12/31/2018
	Generation	Transmission	Total
Supply (sale) of electric power	13,268,869	—	13,268,869
Supply of electric power	2,319,857	—	2,319,857
Short-term electric power	1,296,526	—	1,296,526
Revenue from operation and maintenance	2,708,451	4,083,948	6,792,399
Construction revenue	34,295	673,190	707,485
Financial effect of Itaipu	511,079	—	511,079
Financial - Return on investment	—	757,745	757,745
Financial - Return on investment - RBSE	—	3,556,391	3,556,391
Total gross revenue	20,139,077	9,071,274	29,210,351

	12/31/2017 (Reclassified)
	Generation	Transmission	Total
Supply (sale) of electric power	15,932,406	—	15,932,406
Supply of electric power	2,554,279	—	2,554,279
Short-term electric power	1,006,114	—	1,006,114
Financial effect of Itaipu	626,135	—	626,135
Revenue from operation and maintenance	2,198,347	3,319,935	5,518,282
Construction revenue	52,836	917,447	970,283
Financial - Return on investment	—	1,139,816	1,139,816
Financial - Return on investment - RBSE	—	4,922,827	4,922,827
Total gross revenue	22,370,117	10,300,025	32,670,142

	12/31/2016 (Reclassified)
	Generation	Transmission	Total
Supply (sale) of electric power	14,488,299	—	14,488,299
Supply of electric power	2,484,920	—	2,484,920
Short-term electric power	927,183	—	927,183
Financial effect of Itaipu	(346,638)	—	(346,638)
Revenue from operation and maintenance	2,178,699	2,998,302	5,177,001
Construction revenue	17,939	1,174,703	1,192,642
Financial - Return on investment - RBSE	—	29,406,261	29,406,261
Total gross revenue	19,750,402	33,579,266	53,329,668

Schedule of Intersegment Income

	12/31/2018
	Administration	Generation	Transmission	Total
Supply (sale) of electric power from the segment of generation	—	362,969	—	362,969
Revenue of transmission - O&M from the segment of generation	—	—	710,107	710,107
Interest revenue from the segment of generation	621,543	—	—	621,543
Interest revenue from the segment of transmission	413,178	—	—	413,178
Total	1,034,721	362,969	710,107	2,107,797

	12/31/2017 (Reclassified)
	Administration	Generation	Transmission	Total
Supply (sale) of electric power from the segment of generation	—	637,414	—	637,414
Revenue of transmission - O&M from the segment of generation	—	—	407,879	407,879
Interest revenue from the segment of generation	713,620	—	—	713,620
Interest revenue from the segment of transmission	850,747	—	—	850,747
Total	1,564,367	637,414	407,879	2,609,660

	12/31/2016 (Reclassified)
	Administration	Generation	Transmission	Total
Supply (sale) of electric power from the segment of generation	—	201,128	—	201,128
Revenue of transmission - O&M from the segment of generation	—	—	388,051	388,051
Interest revenue from the segment of generation	757,152	—	—	757,152
Interest revenue from the segment of transmission	1,015,400	—	—	1,015,400
Total	1,772,552	201,128	388,051	2,361,731

Schedule of Additions to non-current assets per segment

	12/31/2018
	Administration	Generation	Transmission	Total
Fixed assets	87,104	1,980,845	—	2,067,949
Intangible assets	146,407	24,948	51	171,406
Total	233,511	2,005,793	51	2,239,355

	12/31/2017 (Reclassified)
	Administration	Generation	Total
Fixed assets	94,615	1,977,076	2,071,691
Intangible assets	262,194	96,916	359,110
Total	356,809	2,073,992	2,430,801

	12/31/2016 (Reclassified)
	Administration	Generation	Transmission	Total
Fixed assets	186,369	2,290,771	—	2,477,140
Intangible assets	58,993	54,980	500	114,473
Total	245,362	2,345,751	500	2,591,613

Schedule of Non-current Assets per segment

	12/31/2018
	Administration	Generation	Transmission	Total
Non-current assets

Fixed assets	1,468,494	30,901,898	—	32,370,392
Intangible assets	564,732	68,990	15,929	649,651
Total	2,033,226	30,970,888	15,929	33,020,043

	12/31/2017 (Reclassified)
	Administration	Generation	Transmission	Total
Non-current assets

Fixed assets	1,697,310	25,218,110	—	26,915,420
Intangible assets	402,739	185,521	83,837	672,097
Total	2,100,049	25,403,631	83,837	27,587,517

	12/31/2016 (Reclassified)
	Administration	Generation	Transmission	Total
Non-current assets

Fixed assets	1,848,030	23,856,780	—	25,704,810
Intangible assets	419,776	151,876	83,838	655,490
Total	2,267,806	24,008,656	83,838	26,360,300

Schedule of Items that do not affect cash per segment

	12/31/2018
	Administration	Generation	Transmission	Total
Depreciation and amortization	160,123	1,541,867	—	1,701,990
Constitution (Reversal) of onerous contract	—	(1,353,849)	—	(1,353,849)
Provision of recoverable assets (impairment)	(42,634)	(6,458,393)	(45,021)	(6,546,048)
Total	117,489	(6,270,375)	(45,021)	(6,197,907)

	12/31/2017 (Reclassified)
	Administration	Generation	Transmission	Total
Depreciation and amortization	157,722	1,366,184	—	1,523,906
Constitution (Reversal) of onerous contract	—	(612,425)	18,102	(594,323)
Provision of recoverable assets (impairment)	213,488	1,618,759	(1,107,481)	724,766
Total	371,210	2,372,518	(1,089,379)	1,654,349

	12/31/2016 (Reclassified)
	Administration	Generation	Transmission	Total
Depreciation and amortization	201,993	1,562,407	3,510	1,767,910
Constitution (Reversal) of onerous contract	—	1,904,749	(729,564)	1,175,185
Provision of recoverable assets (impairment)	(1,852)	3,396,523	2,363,556	5,758,227
Total	200,142	6,863,679	1,637,502	8,701,322